Consolidated Statements of Changes in Equity $ in Millions		USD ($) shares	Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Cumulative Effect Adjustment To Equity Amendments To IAS 37 USD ($)	[5]	Issued capital [member] USD ($) shares		Issued capital [member] Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($) shares		Share Premium USD ($)	Share Premium Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Retained Earnings USD ($)	Retained Earnings Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Retained Earnings Cumulative Effect Adjustment To Equity Amendments To IAS 37 USD ($)	[5]	Other Reserves USD ($)	Other Reserves Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Capital Redemption Reserve USD ($)	Capital Redemption Reserve Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Cash Flow Hedge Reserve USD ($)		Cash Flow Hedge Reserve Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Other Components of Equity USD ($)	Other Components of Equity Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Total equity attributable to equity holders of the company USD ($)	Total equity attributable to equity holders of the company Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)	Total equity attributable to equity holders of the company Cumulative Effect Adjustment To Equity Amendments To IAS 37 USD ($)	[5]	Non-controlling interest USD ($)	Non-controlling interest Opening Balance After Adjustment Cumulative Effect at Date of Initial Application Amendments To IAS 37 USD ($)
Balance at Mar. 31, 2020		$ 8,701				$ 332				$ 305		$ 11,014				$ 594		$ 17		$ (2)			$ (3,614)		$ 8,646				$ 55
Balance, Shares at Mar. 31, 2020 | shares	[1]					4,240,753,210
Changes in equity for the year
Net Profit		2,623										2,613													2,613				10
Remeasurement of the net defined benefit liability/asset, net*	[2]	17																					17		17
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[2]	16																					16		16
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[2]	(14)																					(14)		(14)
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)	[2]	4																		4					4
Exchange differences on translation of foreign operations		333																					332		332				1
Total comprehensive income		2,979										2,613								4			351		2,968				11
Shares issued on exercise of employee stock options (Refer to Note 2.17)		2								2															2
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[1]					4,392,904
Transfer to other reserves		0										(455)				455
Transfer from other reserves on utilization		0										141				(141)
Effect of modification of equity settled share-based payment awards to cash settled awards (Refer to Note 2.17)		12								12															12
Employee stock compensation expense (Refer to Note 2.17)		34								34															34
Income tax benefit arising on exercise of stock options		6								6															6
Payment towards acquisition of minority interest		(7)										(4)													(4)				(3)
Dividends paid to non-controlling interest of subsidiary		(3)																											(3)
Dividends (1)	[3]	(1,222)										(1,222)													(1,222)
Balance at Mar. 31, 2021		10,502				$ 332				359		12,087				908		17		2			(3,263)		10,442				60
Balance, Shares at Mar. 31, 2021 | shares	[1]					4,245,146,114
Changes in equity for the year
Net Profit		2,968										2,963													2,963				5
Remeasurement of the net defined benefit liability/asset, net*	[2]	(11)																					(11)		(11)
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[2]	12																					12		12
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[2]	(6)																					(6)		(6)
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)	[2]	(1)																							(1)
Exchange differences on translation of foreign operations		(320)																		(1)	[2]		(320)		(320)
Total comprehensive income		2,642										2,963								(1)			(325)		2,637				5
Shares issued on exercise of employee stock options (Refer to Note 2.17)		2								2															2
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[1]					3,674,152
Buyback of equity shares (Refer to Note 2.15)	[4]	(1,499)				$ (4)				(86)		(1,409)													(1,499)
Buyback of equity shares (Refer to note 2.5 and 2.15), Shares | shares	[1]					(55,807,337)
Transaction costs related to buyback* (Refer to Note 2.15)	[2]	(4)										(4)													(4)
Amount transferred to capital redemption reserve upon Buyback (Refer to Note 2.15)		0										(4)						4
Transfer to other reserves		0										(408)				408
Transfer from other reserves on utilization		0										146				(146)
Employee stock compensation expense (Refer to Note 2.17)		52								52															52
Income tax benefit arising on exercise of stock options		10								10															10
Dividends paid to non-controlling interest of subsidiary		(12)																											(12)
Dividends (1)	[3]	(1,699)										(1,699)													(1,699)
Balance at Mar. 31, 2022		$ 9,994	$ 9,992	$ (2)		$ 328		$ 328		337	$ 337	11,672	$ 11,670	$ (2)			$ 1,170	21	$ 21	1		$ 1	(3,588)	$ (3,588)	9,941	$ 9,939	$ (2)		53	$ 53
Balance, Shares at Mar. 31, 2022 | shares		4,193,012,929				4,193,012,929	[1]	4,193,012,929	[1]
Changes in equity for the year
Net Profit		$ 2,983										2,981													2,981				2
Remeasurement of the net defined benefit liability/asset, net*	[2]	4																					4		4
Equity instruments through other comprehensive income, net* (Refer to Notes 2.2 and 2.18)	[2]	(3)																					(3)		(3)
Fair value changes on investments, net* (Refer to Notes 2.2 and 2.18)	[2]	(30)																					(30)		(30)
Fair value changes on derivatives designated as cash flow hedge, net* (Refer to Notes 2.3 and 2.18)	[2]	(1)																		(1)					(1)
Exchange differences on translation of foreign operations		(697)																					(697)		(697)
Total comprehensive income		2,256										2,981								$ (1)			(726)		2,254				2
Shares issued on exercise of employee stock options (Refer to Note 2.17)		4								4															4
Shares issued on exercise of employee stock options (Refer to note 2.17), Shares | shares	[1]					3,801,344
Buyback of equity shares (Refer to Note 2.15)	[4]	(1,394)				$ (3)				(41)		(1,350)													(1,394)
Buyback of equity shares (Refer to note 2.5 and 2.15), Shares | shares	[4]					(60,426,348)
Transaction costs related to buyback* (Refer to Note 2.15)	[2]	(3)								(3)															(3)
Amount transferred to capital redemption reserve upon Buyback (Refer to Note 2.15)		0										(3)						3
Transfer to other reserves		0										(380)				380
Transfer from other reserves on utilization		0										180				(180)
Employee stock compensation expense (Refer to Note 2.17)		63								63															63
Income tax benefit arising on exercise of stock options		6								6															6
Dividends paid to non-controlling interest of subsidiary		(3)																											(3)
Dividends (1)	[3]	(1,697)										(1,697)													(1,697)
Balance at Mar. 31, 2023		$ 9,224				$ 325				$ 366		$ 11,401				$ 1,370		$ 24					$ (4,314)		$ 9,172				$ 52
Balance, Shares at Mar. 31, 2023 | shares		4,136,387,925				4,136,387,925	[1]

[1]	excludes treasury shares of 12,172,119 as of March 31, 2023 , 13,725,712 as of March 31, 2022, 15,514,732 as of March 31, 2021, and 18,239,356 as of April 1, 2020, held by consolidated trust.
[2]	net of taxes
[3]	net of treasury shares
[4]	including tax on buyback $264 million and $256 million for the years ended March 31, 2023 and March 31, 2022 respectively
[5]	Impact on account of adoption of amendment to IAS 37 Provisions, Contingent Liabilities and Contingents Assets